U.S. SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

                                   FORM 24F-2
             ANNUAL NOTICE OF SECURITIES SOLD PURSUANT TO RULE 24F-2


1.       Name and address of issuer:

         Lord Abbett Investment Trust ("LAIT")
         Acquired Fund/Acquired Series:

         Lord Abbett U.S. Government Securities Fund, Inc. ("Acquired Fund") Lord Abbett Securities Trust ("LST")-Balanced Series ("First Acquired Series")
         Lord Abbett Securities Trust ("LST")-Limited Duration U. S.Government Securities Series ("Second Acquired Series")
         Lord Abbett Securities Trust ("LST")-Lord Abbett U.S. Government Securities Trust ("Third Acquired Series")

              767 Fifth Avenue
              New York, New York 10153

2.       Name of each series or class of funds for which this notice is filed:

         Limited Duration U.S. Government Securities Series (Classes A and C) Balanced Series (Classes A and C)
         U.S. Government Securities Series (Classes A,B and C)

3.       Investment Company Act File Number:

          811-7988  (Investment  Company Act File Number for Acquired Fund: Lord
               Abbett U.S. Government Securities Fund, Inc. 811-3 and for the Acquired Series: Lord Abbett Securities Trust 811-7538)

         Securities Act File Number:


          33-68090  (Securities  Act file Number for Acquired Fund:  Lord Abbett
               U.S. Government Securities Fund, Inc. 2-10691 and for the Acquired Series: Lord Abbett Securities Trust 33-58846)


4.       Last day of fiscal year for which this notice is filed:

         November 30, 1996 (includes, (i) for the three Acquired Series of LST and their corresponding Acquiring Series of LAIT the fiscal year ended October 31, 1996 and the fiscal short year from November 1, 1996 through November 30, 1996 and (ii) for the Acquired Fund the fiscal year ended November 30, 1996.)


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5.   Check box if this  notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration: ____


6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):


7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                           None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                           None

9.   Number and aggregate sale price of securities sold during the fiscal year:

                           200,680,828 shares                 $548,036,490

     Includes 77,571,599 shares ($205,714,518) sold by the Acquired Fund and 364,410, 2,031,026 and 119,388,520 shares ($3,997,283, $8,877,616 and
     $321,399,707) sold by the First, Second and Third Acquired Series, respectively.

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                           200,680,828 shares                 $548,036,490

     Includes 77,571,599 shares ($205,714,518) sold by the Acquired Fund and 364,410, 2,031,026 and 119,388,520 shares ($3,997,283, $8,877,616 and
     $321,399,707) sold by the First, Second and Third Acquired Series, respectively.

11.  Number and aggregate sale price of securities issued during the fiscal year
     in  connection  with  dividend   reinvestment  plans,  if  applicable  (see
     Instruction B.7):

                          47,100,042 shares                   $125,577,899

     Includes 44,302,407 shares ($115,794,926) issued by the Acquired Fund and 14,450, 86,440 and 2,588,455 shares ($164,114, $39,347 and $8,512,076)
     issued by the First, Second and Third Acquired Series, respectively.



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12.      Calculation of registration fee:

     (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):

                                                        $548,036,490

     (ii) Aggregate   price  of  shares  issued  in  connection   with  dividend
          reinvestment plans (from Item 11, if applicable):

                                                        +125,577,899

     (iii)Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

                                                        -1,239,523,722


     Includes  $862,069,019  for the Acquired Fund and $3,002,362,  $12,590,709,
     and  $350,523,213  for  the  First,   Second  and  Third  Acquired  Series,
     respectively.

     (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable): +

     (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line
          (iii), plus line (iv)] (if applicable):

                                                         0

     (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction 6.C):

                                                         x.0003030303

     (vii) Fee due [line (i) or line (v) multiplied by line (vi)]:

                                                        $0

     Instruction:  ISSUERS SHOULD COMPLETE LINES (II),  (III), (IV) AND (V) ONLY
          IF THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. See Instruction C.3.



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13.      Check  box if fees  are  being  remitted  to the  Commission's  lockbox depository as described in section 3a of the Commissions's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                         ---

         Date of mailing or wire transfer of filing fees to the Commissions' lockbox depository:


                                                    SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:  /s/ Thomas F. Konop

Name:    Thomas F. Konop

Title: Vice President, Lord Abbett Investment Trust

Date:  December 30, 1996

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                              DEBEVOISE & PLIMPTON
                                875 THIRD AVENUE
                            NEW YORK, NEW YORK 10022
                                 (212) 909-6000



                                                            December 30, 1996


Lord Abbett Investment Trust
The General Motors Building
767 Fifth Avenue
New York, New York  10153

Dear Sirs:

                  We refer to the Rule 24f-2 Notice (the "Rule 24f-2 Notice") dated today, relating to the Registration Statement on Form N-1A covering shares of beneficial interest, no par value, of Lord Abbett Investment Trust, a Delaware business trust (the "Fund"). The Fund has registered an indefinite number of shares of beneficial interest under such Registration Statement pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Rule 24f-2 Notice makes definite the number of shares of beneficial interest of the Fund (1,325,273) that were so registered during the fiscal year ended October 31, 1996.

                  Pursuant to a reorganization of various Lord Abbett-sponsored funds which took place on July 12, 1996, each of the U.S. Government Securities Series, the Limited Duration U.S. Government Securities Series and the Balanced Series of the Fund (the "Acquiring Series") acquired the assets and liabilities of the series of Lord Abbett Securities Trust having the corresponding name and investment objective (the "Acquired Series") in exchange for





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Class C shares of the Acquiring Series.  In addition, the
U.S. Government Securities Series of the Fund acquired the assets and liabilities of Lord Abbett U.S. Government
Securities Fund, Inc. (the "Acquired Fund"), in exchange for
Class A shares of the U.S. Government Securities Series of the Fund.

                  The Fund is relying on Rule 24f-2(b)(3)(ii) with respect to the fees and redemption credits of the Acquired
Fund and is relying on the KEMPER TOTAL RETURN FUND no-action letter (pub. avail. Feb. 6, 1995) with respect to the fees and redemption credits of the Acquired Series.

                  We have examined and relied upon originals, or copies certified to our satisfaction, of such corporate records, documents, certificates and other instruments as in our judgment are necessary or appropriate to enable us to render the opinion set forth below.

                        We are of the following opinion:

         (a) The 1,325,273 shares of beneficial interest of the Fund, the registration of which the Rule 24f-2 Notice makes definite in number, were legally issued, fully paid and nonassessable; and

         (b) The 77,571,599 shares of beneficial interest of the Acquired Fund, the 364,410 shares of Lord Abbett Securities Trust--Balanced Trust, the 2,031,026 shares of Lord Abbett Securities Trust--
                  Limited Duration U.S. Government Securities Trust and the 119,388,520 shares of Lord Abbett Securities Trust--U.S. Government Securities Trust issued during the period covered by the Rule 24f-2




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               Notice were legally issued, fully paid and non-assessable.

                  We hereby consent to the use of this opinion in connection with the filing of the Rule 24f-2 Notice. In giving such consent, we do not thereby admit that we come within the category of persons whose consent is required under Section 7 of the Securities Act of 1933, as amended, or the rules and regulations of the Securities and Exchange Commission thereunder.

                                                               Very truly yours,



                                                           DEBEVOISE & PLIMPTON